Fees and Expenses - Aspiration Redwood Fund	Feb. 06, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses:
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	0.00%
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	0.00%
Redemption Fee (as a percentage of amount redeemed)	0.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fee[1]	0.01%
Other Expenses	0.76%
Total Annual Fund Operating Expenses	1.27%
1.  Distribution and/or Service (12b-1) Fees are less than 0.01% due to rounding. The Fund has adopted a plan pursuant to Rule 12b-1 promulgated under the Investment Company Act of 1940, as amended, that allows the Fund to pay for distribution and support services. Although the Fund is allowed to pay annual 12b-1 expenses of 0.25% under the plan, the Board of Trustees has only authorized the Fund to pay the amount charges by the Fund’s principal underwriter and distributor and related offerings costs.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Fund for the time period indicated and then sell or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$129	$403	$697	$1,534

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22.55% of the average value of its assets.

Portfolio Turnover, Rate	22.55%